Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment, Net

	2021
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)
	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
January 1	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
Additions	—	1,345	11,829	407	189	6,538,932	6,552,702
Disposals	—	—	(66,873)	(9,502)	—	—	(76,375)
Reclassifications	—	673,208	4,890,400	690,346	241,656	(6,495,610)	—
Depreciation expenses	—	(423,283)	(2,896,612)	(795,622)	(239,515)	—	(4,355,032)
Impairment losses	—	—	(4,843)	—	—	—	(4,843)
Exchange adjustment	—	—	(13)	—	(4)	—	(17)
December 31	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
December 31
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

	2022
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
January 1	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
Additions	—	3,780	6,748	636	—	4,907,318	4,918,482
Disposals	—	—	(46,084)	(2,597)	—	—	(48,681)
Reclassifications	—	1,503,432	2,603,381	685,481	294,765	(5,086,047)	1,012
Depreciation expenses	—	(465,260)	(3,075,191)	(724,813)	(257,817)	—	(4,523,081)
Impairment losses	—	—	(12,721)	—	—	—	(12,721)
Exchange adjustment	—	—	50	—	23	—	73
December 31	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
December 31
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205

	2023
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
January 1	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
Additions	—	1,303	5,579	291	1,376	3,219,922	3,228,471
Disposals	—	—	(16,574)	(11,038)	—	—	(27,612)
Reclassifications	2,000	469,597	1,787,140	586,090	226,610	(3,071,437)	—
Depreciation expenses	—	(557,187)	(3,043,504)	(635,227)	(262,388)	—	(4,498,306)
Impairment losses	—	—	(9,236)	—	—	—	(9,236)
Exchange adjustment	—	—	—	—	(19)	—	(19)
December 31	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
December 31
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Amount of interest capitalized	11,193	10,856	7,692
Range of the interest rates for capitalization	1.1358%	1.0094%	1.4588%